Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable [Abstract]
Trade accounts receivable	$ 5,022,167	$ 4,187,946
Less: allowance for credit losses	(59,742)	(16,137)
Accounts receivable, net	$ 4,962,425	$ 4,171,809